Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Apr. 01, 2019	Nov. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 HKD ($)	Jun. 13, 2017 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation adjustments			¥ (1,360,107)	$ (192,032)	¥ (200,146)		¥ 10,158
Foreign currency exchange gain			¥ (1,401,573)	$ (197,887)	4,407,133		489,268
Rate of convenience translation | (per share)			¥ 7.0827	$ 1
Operating segment			1	1
Cash			¥ 26,103,076		27,939,170		40,266,725			$ 3,685,470
Deposit			500,000
Cash and Restricted Cash			501,952					¥ 501,952	$ 70,870	70,870
Accumulated interests								1,952	275
Allowance for doubtful accounts			¥ 10,196,104		1,185,328		682,905			$ 1,439,579	$ 167,355
Rate of beneficial owner			10.00%							10.00%
Operating costs and expenses			¥ 2,400,000	$ 300,000
Impairment charge | $
Maintenance services revenue, term			1 year	1 year
Contract assets			¥ 2,023,221		4,460,046		3,203,033			$ 285,657
Contract with Customer relates advance payments			4,777,398		1,989,310		7,851,588			674,519
Advertising costs			1,316,881	$ 185,929	2,724,575		598,605
Interest Expense			995,162	140,506	795,144		1,046,305
Deferred offering costs			9,612,078		5,427,260		898,870			1,357,121
Non-controlling interests | $												$ 47,844	$ 781
Employee benefit			2,575,438	363,624	2,170,805		1,187,520
Employee outstanding benefit plan			251	35	20,960
Operating expenses			¥ 63,883,988	$ 9,019,723	¥ 36,683,906		¥ 21,693,211
Value added tax percentage			6.00%	6.00%	1.00%	1.00%	0.00%
Percentage of tax on logistics services			9.00%	9.00%
Percentage on sale of product			13.00%	13.00%
Percentage of tax rate on export			17.00%	17.00%
Percentage of tax rate on export rebate			17.00%	17.00%
Percentage of tax adjusted on export rebate			16.00%	16.00%
Percentage of tax on export and border crossing activities			11.00%	11.00%
Percentage of tax rate on Border crossing and rebate			11.00%	11.00%
Percentage of tax rate on export rebate and cross border activities			10.00%	10.00%
VAT rate on sales	16.00%
Adjusted VAT rate on sales	13.00%
Percentage of tax rate on exported goods	16.00%
Percentage of tax refund on export	16.00%
Percentage on adjusted tax of refund	13.00%
Statutory reserve			10.00%	10.00%
Registered capital			50.00%	50.00%
Statutory reserves					¥ 2,203,279		¥ 979,039
Deposits			¥ 26,103,076		27,939,170					$ 3,685,470
(ROU) Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge			¥ 3,200,000	$ 500,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of deduction tax rate			17.00%	17.00%
Percentage of import tax rate			16.00%	16.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of deduction tax rate			11.00%	11.00%
Percentage of import tax rate			10.00%	10.00%
Foreign Exchange [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange gain			¥ 1,401,573	$ 197,887	¥ 4,407,133		¥ 489,268
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory reserves			4,148,200	585,681
Long Lived Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Operating expenses			¥ 3,200,000	$ 500,000
Mr. Mak Chun Pong [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment ownership percentage													67.00%
Cargo Link Logistics HK Company Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment ownership percentage												100.00%	33.00%
Percentage of non controlling interest		33.00%
Noncontrolling interest of parent equity value
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			20.00%	20.00%	28.10%	28.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.10%	12.10%	20.00%	20.00%	36.40%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.60%	14.60%	12.80%	12.80%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.70%	11.70%	19.80%	19.80%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			13.50%	13.50%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%	11.00%
Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and Restricted Cash								¥ 500,000	$ 70,595
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					13.00%	13.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.20%	12.20%	11.30%	11.30%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			17.00%	17.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.30%	12.30%	18.00%	18.00%	13.10%